VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.5%
		Communication Services: 2.7%
77,406		AT&T, Inc.	$2,343,080	1.1
64,293		Comcast Corp. – Class A	3,478,894	1.6
			5,821,974	2.7

		Consumer Discretionary: 4.8%
927	(1)	Booking Holdings, Inc.	2,159,762	1.0
22,611		eBay, Inc.	1,384,698	0.6
82,912		General Motors Co.	4,764,123	2.2
37,360		Las Vegas Sands Corp.	2,269,993	1.0
			10,578,576	4.8

		Consumer Staples: 7.8%
69,798		Altria Group, Inc.	3,570,866	1.6
19,350		Archer-Daniels-Midland Co.	1,102,950	0.5
51,306		Coca-Cola Co.	2,704,339	1.3
42,559		Kraft Heinz Co.	1,702,360	0.8
70,641		Philip Morris International, Inc.	6,268,683	2.9
21,121		Tyson Foods, Inc.	1,569,290	0.7
			16,918,488	7.8

		Energy: 10.6%
73,846		Canadian Natural Resources Ltd.	2,282,897	1.1
39,899		Chevron Corp.	4,181,016	1.9
29,721		ConocoPhillips	1,574,321	0.7
119,754		Devon Energy Corp.	2,616,625	1.2
45,908		Hess Corp.	3,248,450	1.5
280,469		Marathon Oil Corp.	2,995,409	1.4
22,091		Pioneer Natural Resources Co.	3,508,493	1.6
129,510		Suncor Energy, Inc.	2,706,759	1.2
			23,113,970	10.6

		Financials: 24.6%
21,298		Allstate Corp.	2,447,140	1.1
115,956		American International Group, Inc.	5,358,327	2.5
204,490		Bank of America Corp.	7,911,718	3.6
74,831		Bank of New York Mellon Corp.	3,538,758	1.6
6,721		Capital One Financial Corp.	855,113	0.4
115,495		Citigroup, Inc.	8,402,261	3.9
70,656		Citizens Financial Group, Inc.	3,119,462	1.4
76,087		Fifth Third Bancorp	2,849,458	1.3
10,812		Goldman Sachs Group, Inc.	3,535,524	1.6
19,569		JPMorgan Chase & Co.	2,978,989	1.4
35,909		Metlife, Inc.	2,182,908	1.0
56,153		Morgan Stanley	4,360,842	2.0
20,906		State Street Corp.	1,756,313	0.8
110,937		Wells Fargo & Co.	4,334,309	2.0
			53,631,122	24.6

		Health Care: 14.5%
14,151		Anthem, Inc.	5,079,502	2.3
6,407		Baxter International, Inc.	540,366	0.2
43,841		Bristol-Myers Squibb Co.	2,767,682	1.3
34,190		CVS Health Corp.	2,572,114	1.2
27,084		Dentsply Sirona, Inc.	1,728,230	0.8
25,649		HCA Healthcare, Inc.	4,830,733	2.2
30,806	(1)	Henry Schein, Inc.	2,133,007	1.0
23,052		Johnson & Johnson	3,788,596	1.7
14,620		McKesson Corp.	2,851,485	1.3
66,629		Sanofi ADR	3,295,470	1.5
16,186		Universal Health Services, Inc.	2,159,051	1.0
			31,746,236	14.5

		Industrials: 13.3%
21,420		Caterpillar, Inc.	4,966,655	2.3
31,395		Eaton Corp. PLC	4,341,301	2.0
44,753		Emerson Electric Co.	4,037,616	1.9
11,895		FedEx Corp.	3,378,656	1.5
244,083		General Electric Co.	3,204,810	1.5
67,074		Johnson Controls International plc	4,002,305	1.8
60,294		Textron, Inc.	3,381,287	1.5
10,011		Trane Technologies PLC	1,657,421	0.8
			28,970,051	13.3

		Information Technology: 11.4%
43,397		CDK Global, Inc.	2,346,042	1.1
90,740		Cisco Systems, Inc.	4,692,165	2.2
48,573		Cognizant Technology Solutions Corp.	3,794,523	1.7
57,790		Intel Corp.	3,698,560	1.7
13,772		Microsoft Corp.	3,247,024	1.5
19,882		NXP Semiconductor NV - NXPI - US	4,003,042	1.8
22,728		Qualcomm, Inc.	3,013,506	1.4
			24,794,862	11.4

		Materials: 4.9%
61,764		CF Industries Holdings, Inc.	2,802,850	1.3
56,783		Corteva, Inc.	2,647,224	1.2
22,785		DowDuPont, Inc.	1,760,825	0.8
62,629		International Paper Co.	3,386,350	1.6
			10,597,249	4.9

		Real Estate: 1.4%
119,088		Host Hotels & Resorts, Inc.	2,006,633	0.9
6,222	(1)	Jones Lang LaSalle, Inc.	1,113,987	0.5
			3,120,620	1.4

		Utilities: 1.5%
74,679		Exelon Corp.	3,266,459	1.5

	Total Common Stock
	(Cost $153,554,961)		212,559,607	97.5

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.9%
	Mutual Funds: 2.9%
6,417,018	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%
	(Cost $6,417,018)	$6,417,018	2.9

	Total Short-Term Investments
	(Cost $6,417,018)	6,417,018	2.9

	Total Investments in Securities (Cost $159,971,979)	$218,976,625	100.4
	Liabilities in Excess of Other Assets	(791,587)	(0.4)
	Net Assets	$218,185,038	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of March 31, 2021.

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Common Stock*	$212,559,607	$–	$–	$212,559,607
Short-Term Investments	6,417,018	–	–	6,417,018
Total Investments, at fair value	$218,976,625	$–	$–	$218,976,625
Other Financial Instruments+
Forward Foreign Currency Contracts	–	47,260	–	47,260
Total Assets	$218,976,625	$47,260	$–	$219,023,885
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(35,969)	$–	$(35,969)
Total Liabilities	$–	$(35,969)	$–	$(35,969)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

At March 31, 2021, the following forward foreign currency contracts were outstanding for VY® Invesco Comstock Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR 33,447	USD 40,473	Barclays Bank PLC	04/01/21	$(1,249)
USD 2,362,620	CAD 2,993,573	CIBC World Markets Corp.	04/01/21	(19,470)
CAD 84,821	USD 67,025	Citibank N.A.	04/01/21	470
CAD 125,091	USD 99,484	Deutsche Bank AG	04/01/21	55
USD 1,567,643	EUR 1,299,615	Goldman Sachs International	04/01/21	43,578
CAD 74,172	USD 59,768	Goldman Sachs International	04/01/21	$(747)
USD 61,022	CAD 76,977	RBC Capital Markets Corp.	04/01/21	(231)
USD 75,238	CAD 95,225	RBC Capital Markets Corp.	04/01/21	(536)
USD 76,139	CAD 96,479	RBC Capital Markets Corp.	04/01/21	(632)
USD 51,799	EUR 43,695	RBC Capital Markets Corp.	04/01/21	558
USD 49,456	EUR 41,272	RBC Capital Markets Corp.	04/01/21	1,056
CAD 146,045	USD 116,845	RBC Capital Markets Corp.	04/01/21	(632)
USD 61,262	CAD 77,562	RBC Capital Markets Corp.	04/01/21	(457)
USD 98,131	CAD 123,792	RBC Capital Markets Corp.	04/01/21	(375)
USD 2,488,658	CAD 3,141,938	RBC Capital Markets Corp.	04/30/21	(11,640)
USD 1,650,692	EUR 1,406,489	RBC Capital Markets Corp.	04/30/21	339
USD 71,076	CAD 88,609	State Street Bank and Trust Co.	04/01/21	567
USD 37,631	EUR 31,546	State Street Bank and Trust Co.	04/01/21	637
				$11,291

Currency Abbreviations
CAD	-	Canadian Dollar
EUR	-	EU Euro
USD	-	United States Dollar

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $167,077,005.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$ 52,629,514
Gross Unrealized Depreciation	(697,965)
Net Unrealized Appreciation	$ 51,931,549